RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

23.    RELATED PARTY TRANSACTIONS

The Company’s key management personnel include members of the board of directors, executive officers and former executive officers. The Company provides salaries or cash compensation, and other non-cash benefits to directors and executive officers.

	For the years ended December 31,
	2018	2017	2016
Short-term employee benefits
Employee salaries and bonuses	$2,112,605	$1,326,702	$1,224,103
Directors fees	270,000	267,785	270,000
Social security and medical care costs	63,529	32,912	43,224
	2,446,134	1,627,399	1,537,327
Post-employment benefits
Contributions to defined contribution pension plan	34,162	15,928	13,646
Employee termination expenses	296,592	—	—
	330,754	15,928	13,646

Share-based payments	2,270,023	1,055,719	253,766

Total key management remuneration	$5,046,911	$2,699,046	$1,804,739